LEASES - Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Leases [Abstract]
Operating Lease, Cost	$ 58	$ 68	$ 59
Short-term Lease, Cost	0	2	2
Variable Lease, Cost	15	16	15
Sublease Income	(17)	(16)	(14)
Total Lease, Cost	56	70	62
Accelerated Depreciation	1	8
Operating Lease, Impairment Loss	$ 0	$ 8	$ 0